Retirement benefit obligations - Plan assets (Details)	Dec. 31, 2021
Retirement benefit obligations
Cash	1.79%
Bonds	52.36%
Equity instruments	11.16%
Real estate	22.75%
Mortgages	10.22%
Others	1.72%
Total	100.00%